--------------------------------------------------------------------------------
STEIN ROE ADVISOR SELECT GROWTH & INCOME FUND                 SEMIANNUAL REPORT
--------------------------------------------------------------------------------


  MARCH 31, 2000

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

The six-month period proved to be a positive but challenging one for Stein Roe Advisor Select Growth & Income Fund, which posted gains, but not as quickly as the U.S. equity markets in general. The Fund's Class A shares returned 8.16%, without a sales charge, for the six months ended March 31, 2000. This is compared to the S&P 500 Index's return of 17.50% for the same period.

The U.S. economy expanded rapidly during the past six months, and the continued strength stirred up fears of higher inflation. In response, the Federal Reserve raised short-term interest rates three times between September 30 and March 31. In the equity markets, the worries about rapid economic growth, inflation, and changing interest rates kept investors wondering and, for many stocks, put a damper on price appreciation. Despite robust gains in earnings, overall stock prices rose only moderately, with the exception of the technology sector.

Throughout the period, the market could clearly be divided into the "haves" -- most anything related to technology and telecommunications -- and the "have nots" -- most everything else. In general, portfolios with large allocations to technology shares sprinted ahead, while other portfolios lagged. In spite of a sell off during the last three weeks of the period, technology and growth investing were the undisputed victors for the six-month period.

Due to its objectives and investment strategies, the Fund could not participate fully in the technology "boom." Yet it provided a total return for the six months that exceeds the long-term historical average for the broad equity market, as represented by the S&P 500 Index. I attribute this to the disciplined, research-intensive investment strategy practiced by the Fund's portfolio manager.

In the following report, you will find detailed information about this strategy. I encourage you to review the report carefully. For more information, call your financial advisor or visit us on the Internet at www.libertyfunds.com for updates on the Fund's progress. As always, we thank you for choosing a Stein Roe Advisor fund and for the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen E. Gibson

Stephen E. Gibson
President
May 15, 2000


---------------------------     Because market and economic conditions
NOT FDIC   MAY LOSE VALUE       change frequently, there can be no assurance
 INSURED ------------------     that the trends described above or on the
         NO BANK GUARANTEE      following pages will continue or come to pass.
---------------------------

--------------------------------------------------------------------------------
HIGHLIGHTS
--------------------------------------------------------------------------------

*    INVESTOR SENTIMENT SHIFTED TOWARD VALUE STOCKS AT END OF PERIOD.

     Investors favored technology and growth stocks throughout most of the period and prices rose quickly for these groups. At the same time, investors shunned stocks in many sectors of the economy where prices were more attractive. Toward the end of the half-year, investors shifted their focus toward value stocks, or those that could be bought at more reasonable prices.

*    TECHNOLOGY AND HEALTH CARE STOCKS DROVE FUND'S PERFORMANCE.

     The Fund's best-performing investments were technology and health care stocks; and the worst-performing, industrial and consumer issues.

*    BROAD-BASED INDEX OUTPERFORMED FUND.

     Like most large-capitalization value funds, Stein Roe Advisor Select Growth & Income Fund posted positive results for the six months ended March 31, 2000, but due to its value bias, did not keep pace with the broad stock market.

  STEIN ROE ADVISOR SELECT GROWTH & Income Fund Performance vs. S&P 500 Index
                               10/1/99 - 3/31/00


                                  [BAR CHART]


Stein Roe Advisor Select Growth & Income Fund, Class A
  shares, without a sales charge                              8.16%
S&P 500 Index                                                17.50%


The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.


NET ASSET VALUE PER SHARE AS OF 3/31/00
---------------------------------------------
Class A                     $27.02
---------------------------------------------
Class B                     $26.97
---------------------------------------------
Class C                     $26.96
---------------------------------------------
Class Z                     $27.02
---------------------------------------------

DISTRIBUTIONS DECLARED PER SHARE FROM 12/1/99 - 3/31/00

Class A                     $0.009
---------------------------------------------
Class B                     $0.000
---------------------------------------------
Class C                     $0.000
---------------------------------------------
Class Z                     $0.032
---------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

MIXED ENVIRONMENT FOR VALUE STOCKS

Stein Roe Advisor Select Growth & Income Fund pursues both capital appreciation and current income by investing in large-capitalization value stocks. And, like most large-cap value funds, it underperformed the broad market during the six months ended March 31, 2000. The Fund's Class A shares generated a total return of 8.16%, without a sales charge, compared to 17.50% for the Standard & Poor's 500 Index.

DOMINANCE OF GROWTH-ORIENTED TECHNOLOGY STOCKS OVERSHADOWED PORTFOLIO'S PERFORMANCE

Much of the underperformance can be attributed to an intense rotation in the market toward technology stocks, most of which are also growth stocks. Since these make up a large portion of the S&P 500, the index advanced. The Portfolio focuses heavily on stocks with more attractive valuations, and we stayed true to our discipline. So, while technology took off and valuations in that sector rose, especially after the first of the year, the Portfolio did not participate fully in the advance. When technology retreated in March, the Fund gained over 12% in a single month.

PORTFOLIO BENEFITED FROM TECHNOLOGY AND HEALTH CARE STOCKS

As you might expect, our few technology holdings performed well. During the six-month period, the prices of our Applied Materials and Intel stocks (2.3% and 1.6% of net assets, respectively) rose significantly.

Outside technology, the strongest performers were health care companies. Warner-Lambert (4.4% of net assets) rose roughly 50%, primarily because it was a takeover target. Monsanto, a life sciences company, also posted gains. We owned shares of Monsanto when it merged with Pharmacia & Upjohn at the end of the period, and we believe the combined company, now referred to as Pharmacia (2.4% of net assets), is poised to bring innovative drugs to market, bolster its research and development effort and create numerous cost efficiencies.

The list of poorly performing stocks is littered with industrial and consumer companies, such as Burlington Northern Santa Fe and Procter & Gamble (1.3% and 1.4% of net assets, respectively), Goodyear, which we sold during the period, and retailers like Federated (1.0% of net assets) and Kmart, which we also sold. Despite good fundamental characteristics and earnings, these stocks lagged the market by a wide margin. In our opinion, industry groups, rather than individual company merit,



SECTOR BREAKDOWN AS OF 3/31/00

                                  [BAR CHART]


                                 Fund      S&P 500 Index
Basic Materials                   6%            2%
Consumer Cyclical                15%           12%
Consumer Non-Cyclical            18%           15%
Energy                            8%            6%
Financials                       17%           13%
Industrials                      15%            7%
Technology                       16%           35%
Utilities                         5%           10%


Sector breakdowns are calculated as a percentage of the total holdings in SR&F Growth & Income Portfolio. Because the Portfolio is actively managed, there can be no guarantee the Portfolio will continue to maintain this breakdown in the future.

Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon the Advisor's defined criteria as used in the investment process.

BOUGHT

We acquired shares of Pharmacia (2.4% of net assets) when Monsanto, an existing holding in the Portfolio, merged with Pharmacia & Upjohn, another holding in the Portfolio. We believe Pharmacia is well-positioned for new product innovation and research and development initiatives.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT (CONTINUED)
--------------------------------------------------------------------------------

drove their performance throughout most of the period. However, the Fund gained more than 12% in March, once investors decided they might be paying too much for "new economy" issues and came looking for stocks with more attractive valuations.

POSITIONING THE FUND TO BENEFIT IN VOLATILE MARKET CONDITIONS

As the market rotated away from technology and toward other sectors, we saw it as an opportunity. We trimmed back or eliminated a number of holdings that, on a relative basis, did not look as attractive and concentrated on those that, in our view, had the greatest potential. While the market may remain volatile in the future, we will keep the Fund diversified among the best opportunities we can find -- stocks we believe are most likely to appreciate -- to reduce the effects of market volatility.

/s/ Daniel Cantor

Daniel Cantor is a senior vice president and principal of the Advisor. Mr. Cantor has managed the Fund since February 1995.

An investment in the Fund offers significant long-term growth potential, but also involves certain risks. The Fund may be affected by stock market fluctuations that occur in response to economic and business developments.





PERFORMANCE INFORMATION -- AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/00

Share Class                    A                             B                          C                    Z
Inception Date             11/22/99                      11/22/99                   11/22/99             11/22/99
------------------------------------------------------------------------------------------------------------------
                    w/o sales    with sales      w/o sales     with sales    w/o sales    with sales    w/o sales
                      charge        charge        charge         charge        charge       charge        charge
------------------------------------------------------------------------------------------------------------------
Six months
  (cumulative)         8.16%        1.96%          7.92%          2.92%         7.88%        6.88%         8.25%
------------------------------------------------------------------------------------------------------------------
One year               7.36         1.19           7.12           2.12          7.08         6.08          7.46
------------------------------------------------------------------------------------------------------------------
Five years            20.05        18.63          19.99          19.80         19.98        19.98         20.07
------------------------------------------------------------------------------------------------------------------
10 years              15.80        15.11          15.77          15.77         15.77        15.77         15.81
------------------------------------------------------------------------------------------------------------------

Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate, resulting in a gain or loss on sale. Stein Roe Advisor Select Growth & Income Fund invests all of its investable assets in SR&F Growth & Income Portfolio, which has the same investment objective and substantially the same investment policies as the Fund. Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. The historical performance of the Fund's share classes for all periods is based on the performance of Class S shares of SR&F Growth & Income Fund restated to reflect sales charges, 12b-1 fees and other expenses applicable to that class as set forth in the prospectus "Fee Table" without giving effect to any fee waivers described therein and assuming reinvestment of dividends and capital gains. Historical performance as restated should not be interpreted as indicative of the Fund's future performance.


TOP 10 HOLDINGS AS OF 3/31/00

1.  Warner-Lambert Co.                          4.4%
-------------------------------------------------------
2.  Citigroup, Inc.                             4.4%
-------------------------------------------------------
3.  General Electric Co.                        4.1%
-------------------------------------------------------
4.  Kansas City Southern Industries, Inc.       3.9%
-------------------------------------------------------
5.  BP Amoco PLC ADR                            3.9%
-------------------------------------------------------
6.  International Business Machines Corp.       3.7%
-------------------------------------------------------
7.  American Express Co.                        3.6%
-------------------------------------------------------
8.  Bell Atlantic Corp.                         3.5%
-------------------------------------------------------
9.  Chase Manhattan Corp.                       3.4%
-------------------------------------------------------
10.Wal-Mart Stores, Inc.                        3.2%
-------------------------------------------------------

Holdings are calculated as a percentage of net assets in SR&F Growth & Income Portfolio. Because the Portfolio is actively managed, there can be no guarantee the Portfolio will continue to maintain these holdings in the future.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
March 31, 2000
(Unaudited, in thousands)

--------------------------------------------------------------------------------
SR&F GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------
COMMON STOCKS - 98.8%                           SHARES          VALUE
--------------------------------------------------------------------------------
FINANCE, INSURANCE & Real Estate - 17.0%
Depository Institutions - 6.4%
BankAmerica Corp.                                  68          $  3,560
Chase Manhattan Corp.                             129            11,230
Wells Fargo & Co.                                 157             6,413
                                                               --------
                                                                 21,203
                                                               --------
INSURANCE CARRIERS - 4.3%
Citigroup, Inc.                                   245            14,520
                                                               --------

NONDEPOSITORY CREDIT INSTITUTIONS - 6.3%
American Express Co.                               80            11,915
Fannie Mae                                        161             9,086
                                                               --------
                                                                 21,001
                                                               --------
MANUFACTURING - 54.9%
CHEMICALS & ALLIED PRODUCTS - 17.4%
Avon Products, Inc.                                40             1,163
Bristol-Myers Squibb Co.                          170             9,818
E.I. DuPont De Nemours & Co.                       29             1,543
Ecolab, Inc.                                      260             9,538
Millennium Chemicals, Inc.                        104             2,082
Monsanto Co.                                      100             5,150
Pharmacia & Upjohn, Inc.                           50             2,963
Procter & Gamble Co.                               81             4,556
Union Carbide Corp.                               111             6,479
Warner-Lambert Co.                                150            14,625
                                                               --------
                                                                 57,917
                                                               --------
COMMUNICATIONS EQUIPMENT - 0.8%
Motorola, Inc.                                     10             1,424
Sabre Group Holdings, Inc.                         36             1,335
                                                               --------
                                                                  2,759
                                                               --------
ELECTRICAL INDUSTRIAL EQUIPMENT - 6.3%
Emerson Electric Co.                              100             5,288
General Electric Co.                               88            13,657
Hubbell, Inc., Class B                             70             1,927
                                                               --------
                                                                 20,872
                                                               --------
ELECTRONIC COMPONENTS - 1.6%
Intel Corp                                         40             5,278
                                                               --------
FABRICATED METAL - 1.5%
Gillette Co.                                      134             5,065
                                                               --------
FOOD & KINDRED PRODUCTS - 2.0%
Philip Morris Companies, Inc.                     203          $  4,288
Sara Lee Corp.                                    144             2,592
                                                               --------
                                                                  6,880
                                                               --------
LUMBER & WOOD PRODUCTS - 2.6%
Georgia Pacific Corp.                             170             6,726
Georgia-Pacific Corp. Timber Group                 75             1,922
                                                               --------
                                                                  8,648
                                                               --------
MACHINERY & COMPUTER EQUIPMENT - 9.6%
Applied Materials                                  80             7,540
Cisco Systems, Inc.                                90             6,958
Compaq Computer Corp.                             195             5,191
International Business Machines Corp.             105            12,390
                                                               --------
                                                                 32,079
                                                               --------
MEASURING & ANALYZING INSTRUMENTS - 5.7%
Biomet, Inc.                                      127             4,620
Baxter International, Inc.                        100             6,268
Honeywell International, Inc.                     158             8,298
                                                               --------
                                                                 19,186
                                                               --------
PETROLEUM REFINING - 3.9%
Bp Amoco PLC ADR                                  243            12,884
                                                               --------
PRINTING & PUBLISHING - 1.1%
Tribune Co.                                       100             3,656
                                                               --------
TRANSPORTATION EQUIPMENT - 2.4%
Boeing Co.                                        100             3,779
Lear Corp.                                        150             4,219
                                                               --------
                                                                  7,998
                                                               --------
--------------------------------------------------------------------------------
MINING & ENERGY - 4.1%
CRUDE PETROLEUM & NATURAL GAS - 0.5%
Conoco, Inc. Class B                               61             1,574
                                                               --------
OIL & GAS FIELD SERVICES - 3.6%
Conoco, Inc. Class A                              105             2,581
Enron Corp.                                       125             9,359
                                                               --------
                                                                 11,940
                                                               --------
--------------------------------------------------------------------------------
RETAIL - 8.2%
APPAREL & ACCESSORY STORES - 1.9%
TJX Companies, Inc.                               283             6,275
                                                               --------

See notes to investment portfolio.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

SR&F GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)                        SHARES          VALUE
--------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES - 4.2%
Federated Department Stores, Inc.                  80         $   3,340
Wal-Mart Stores, Inc.                             190            10,545
                                                              ---------
                                                                 13,885
                                                              ---------
MISCELLANEOUS RETAIL - 2.1%
Walgreen Co.                                      280             7,210
                                                              ---------
--------------------------------------------------------------------------------
SERVICES - 2.3%
AUTO REPAIR, RENTAL & PARKING - 0.6%
Hertz Corp. Class A                                60             2,044
                                                              ---------
BUSINESS SERVICES - 1.7%
Interpublic Group of Cos., Inc.                   121             5,727
                                                              ---------
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 12.3%
AIR TRANSPORTATION - 2.4%
AMR Corp.                                          50             1,593
Continental Airlines, Inc. Class B                160             6,540
                                                                  8,133
                                                              ---------
RAILROAD - 5.3%
Burlington Northern Santa Fe Corp.                200             4,425
Kansas City Southern Industries, Inc.             152            13,054
                                                              ---------
                                                                 17,479
                                                              ---------
TELECOMMUNICATION - 4.6%
At&T Corp.                                         65             3,675
Bell Atlantic Corp.                               190            11,633
                                                              ---------
                                                                 15,308
                                                              ---------
TOTAL COMMON STOCKS
(Cost of $160,720)(b)                                           329,521
                                                              ---------


SHORT-TERM OBLIGATIONS                           PAR             VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 0.7%
Associates First Capital,
  4.17%(c) 4/3/00                              $2,315         $   2,314
                                                              ---------

OTHER ASSETS & LIABILITIES - 0.5%                                 1,694
                                                              ---------
Net Assets - 100.0%                                            $333,529
                                                              ---------

NOTES TO INVESTMENT PORTFOLIO:

(a) non-income producing security.
(b) cost for federal income tax purposes is the same.
(c) Rate represents yield at time of purchase.

          ACRONYM                        NAME
          -------                        ----
            ADR                 American Depositary Receipt



See notes to financial statements.
                                                                               5

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
March 31, 2000 (Unaudited)
(In thousands)


SR&F GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost of $160,720)               $329,521
Short-term obligations                                           2,314
                                                               331,835
Receivable for:
  Investments sold                                 $4,085
  Dividends                                           316
  Foreign tax reclaims                                  4
Other                                                   4        4,409
                                                   ------     --------
  Total Assets                                                 336,244

LIABILITIES
Payable due to custodian bank                         131
Payable for:
  Investments purchased                             2,340
Accrued:
  Management fee                                      160
  Transfer agent fee                                    1
  Bookkeeping fee                                       3
Other                                                  80
                                                   ------
  Total Liabilities                                              2,715
                                                              --------
Net assets                                                    $333,529
                                                              ========

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended March 31, 2000 (Unaudited)
(In thousands)


SR&F GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                       $   460
Dividends                                                        2,294
                                                               -------
                                                                 2,754
Foreign taxes withheld                                             (12)
                                                               -------
  Total Investment Income                                        2,742
                                                               -------

EXPENSES
Management fee                                     $1,094
Transfer agent fee                                      3
Bookkeeping fee                                        17
Trustees fee                                            9
Custodian fee                                           8
Audit & legal fees                                      8
Other                                                   9
                                                   ------
Total expenses                                                   1,148
                                                               -------
  Net Investment Income                                          1,594
                                                               -------

NET REALIZED & UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
  Investments                                                   19,462
  Closed futures contracts                                         252
  Foreign currency transactions                                     (1)
                                                               -------
  Net realized gain                                             19,713
Net change in unrealized
  appreciation/depreciation                                      7,039
                                                               -------
  Net Gain                                                      26,752
                                                               -------
Increase In Net Assets From Operations                         $28,346
                                                               =======

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands)

SR&F GROWTH & INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------
                                                                        UNAUDITED
                                                                     SIX MONTHS ENDED     YEAR ENDED
                                                                      MARCH 31, 2000  SEPTEMBER 30, 1999
---------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                   $   1,594         $   5,114
Net realized gain                                                          19,713            18,373
Net change in unrealized appreciation/depreciation                          7,039            49,677
                                                                        ---------         ---------

    Net Increase from Operations                                           28,346            73,164
                                                                        ---------         ---------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions                                                               1,143            22,804
Withdrawals                                                               (72,695)          (72,426)
                                                                        ---------         ---------

Net decrease from transactions in investors' beneficial interest          (71,552)          (49,622)
                                                                        ---------         ---------
    Total Increase (Decrease)                                             (43,206)           23,542

NET ASSETS
Beginning of period                                                       376,735           353,193
                                                                        ---------         ---------
End of period                                                           $ 333,529         $ 376,735
                                                                        =========         =========


See notes to financial statements.
                                                                               7

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
March 31, 2000 (Unaudited)
(In thousands except for per share amounts)

ADVISOR SELECT GROWTH & INCOME FUND
--------------------------------------------------------------------------------
ASSETS
Investment in Portfolio, at value                              $333,351
Receivable for fund shares sold                  $  251
Other                                               103             354
                                                 ------        --------
    Total Assets                                                333,705
                                                               --------
LIABILITIES
Payable for fund shares repurchased               1,949
Accrued:
  Administrative fee                                 40
  Transfer agent fee                                 60
  Bookkeeping fee                                     3
Other                                                 1
                                                 ------
    Total Liabilities                                             2,053
                                                               --------
NET ASSETS                                                     $331,652
                                                               --------
Net asset value and redemption price
  per share -- Class A ($148/5)                                $  27.02(a)
                                                               --------
Maximum offering price
  per share -- Class A ($27.02/0.9425)                         $  28.67(b)
                                                               --------
Net asset value and offering price
  per share -- Class B ($434/16)                               $  26.97(a)
                                                               --------
Net asset value and offering price
  per share -- Class C ($7/(c))                                $  26.96(a)
                                                               --------
Net asset value, redemption and offering price
  per share -- Class S ($331,062/12,250)                       $  27.02
                                                               --------
Net asset value, redemption and offering price
  per share -- Class Z ($1/(c))                                $  27.02
                                                               --------

COMPOSITION OF NET ASSETS
Paid-in capital                                                $145,049
Undistributed net investment income                                  95
Accumulated net realized
  gain allocated from Portfolio                                  17,839
Net unrealized appreciation
  allocated from Portfolio                                      168,669
                                                               --------
                                                               $331,652
                                                               ========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.
(c)  Rounds to less than one.


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended March 31, 2000 (Unaudited)
(In thousands)

ADVISOR SELECT GROWTH & INCOME FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income allocated from Portfolio                        $   460
Dividend income allocated from Portfolio                          2,292
                                                                -------
                                                                  2,752
Foreign taxes withheld allocated from Portfolio                     (12)
                                                                -------
  Total investment income                                         2,740
                                                                -------
EXPENSES
Expenses allocated from Portfolio                                 1,128
Administrative fee                                                  273
Transfer agent fee                                                  435
Bookkeeping fee                                                      16
Service fees                                                        (a)
Distribution fee -- Class A                                         (a)
Distribution fee -- Class B                                         (a)
Distribution fee -- Class C                                         (a)
Trustees' fee                                                         4
Legal fee                                                             2
Custodian fee                                                         1
Audit fee                                                             8
Registration fee                                                     18
Report to shareholders                                                4
Other                                                                23
                                                                -------
Total expenses                                                    1,912
Fees waived by the Distributor -- Class A                           (a)
                                                                -------
  Net Expenses                                                    1,912
                                                                -------
  Net Investment Income                                             828
                                                                -------

NET REALIZED & UNREALIZED GAIN
ALLOCATED FROM PORTFOLIO
Net realized gain on:
  Investments                                                    19,397
  Closed futures contacts                                           197
  Foreign currency transactions                                      22
                                                                -------
  Net realized gain                                              19,616
                                                                -------
Net change in unrealized appreciation/depreciation
  during the period                                               7,073
                                                                -------
  Net Gain                                                       26,689
                                                                -------

Increase In Net Assets from Operations                          $27,517
                                                                =======

(a) Rounds to less than one.


See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands)


ADVISOR SELECT GROWTH & INCOME FUND
--------------------------------------------------------------------------------

                                                  (UNAUDITED)
                                                   SIX MONTHS          YEAR
                                                     ENDED            ENDED
                                                   MARCH 31,       SEPTEMBER 30,
                                                  -----------      -------------
                                                   2000 (b)            1999
--------------------------------------------------------------------------------

OPERATIONS
Net investment income                             $     828         $   3,410
Net realized gain allocated from
  Portfolio                                          19,616            18,333
Net change in unrealized
  appreciation/depreciation
allocated from Portfolio                              7,073            49,228
                                                  ---------         ---------
Net Increase from Operations                         27,517            70,971

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class A                    (a)                --
From net investment income - Class S                 (1,139)           (3,859)
From net realized capital
  gains - Class S                                   (16,297)           (5,981)
                                                  ---------         ---------
From net investment income - Class Z                    (a)                --
                                                    (17,436)           (9,840)
                                                  ---------         ---------

FUND SHARE TRANSACTIONS
Receipts for shares sold - Class A                      172                --
Value of distributions
  reinvested - Class A                                  (a)                --
Cost of shares repurchased - Class A                    (26)               --
                                                  ---------         ---------
                                                        146                --
                                                  ---------         ---------
Receipts for shares sold - Class B                      416                --
Cost of shares repurchased - Class B                     (2)               --
                                                  ---------         ---------
                                                        414                --
                                                  ---------         ---------
Receipts for shares sold - Class C                       11                --
Cost of shares repurchased - Class C                     (4)               --
                                                  ---------         ---------
                                                          7                --
                                                  ---------         ---------
Receipts for shares sold - Class S                   13,896            91,029
Value of distributions
  reinvested - Class S                               16,279             9,089
Cost of shares repurchased - Class S                (84,961)         (136,512)
                                                  ---------         ---------
                                                    (54,786)          (36,394)
                                                  ---------         ---------
Receipts for shares sold - Class Z                        1                --
Cost of shares repurchased - Class Z                    (a)                --
                                                  ---------         ---------
                                                          1                --
                                                  ---------         ---------
Net Decrease from Fund Share
  Transactions                                      (54,218)          (36,394)
                                                  ---------         ---------

  Total Increase (Decrease)                         (44,137)           24,737

--------------------------------------------------------------------------------

                                                  (UNAUDITED)
                                                   SIX MONTHS          YEAR
                                                     ENDED            ENDED
                                                   MARCH 31,       SEPTEMBER 30,
                                                  -----------      -------------
                                                   2000 (b)            1999
--------------------------------------------------------------------------------

NET ASSETS
Beginning of period                               $ 375,789         $ 351,052
                                                  ---------         ---------
End of period (including undistributed
  net investment income of $95 and
$406, respectively)                               $ 331,652         $ 375,789
                                                  ---------         ---------

ANALYSIS OF CHANGES IN SHARES OF
BENEFICIAL INTEREST SOLD
Sold - Class A                                            6                --
Issued for distributions
  reinvested - Class A                                  (a)                --
Repurchased - Class A                                    (1)               --
                                                  ---------         ---------
                                                          5                --
                                                  ---------         ---------
Sold - Class B                                           16                --
Repurchased - Class B                                   (a)                --
                                                  ---------         ---------
                                                         16                --
                                                  ---------         ---------
Sold - Class C                                          (a)                --
Repurchased - Class C                                   (a)                --
                                                  ---------         ---------
                                                        (a)                --
                                                  ---------         ---------
Sold - Class S                                          529             3,502
Issued for distributions
  reinvested - Class S                                  616               367
Repurchased - Class S                                (3,274)           (5,124)
                                                  ---------         ---------
                                                     (2,129)           (1,255)
                                                  ---------         ---------
Sold - Class Z                                          (a)                --
Issued for distributions
  reinvested - Class Z                                  (a)                --
                                                  ---------         ---------
                                                        (a)                --
                                                  ---------         ---------

Net Decrease in Fund Shares                          (2,108)           (1,255)
Shares outstanding at beginning
  of period                                          14,379            15,634
                                                  ---------         ---------
Shares outstanding at end of period                  12,271            14,379
                                                  ---------         ---------
(a) Rounds to less than one
(b) Class A, Class B, Class C and Class Z shares were initially offered on December 1, 1999.


See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

March 31, 2000 (Unaudited, all amounts in thousands)

NOTE 1. INTERIM FINANCIAL STATEMENTS

In the opinion of management of Stein Roe Advisor Select Growth & Income Fund (SRSG&IF) (formerly Stein Roe Advisor Growth & Income Fund) (the "Fund"), a series of Liberty-Stein Roe Funds Investment Trust (the "Trust"), the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at March 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ORGANIZATION

The Fund is an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Growth & Income Portfolio (the "Portfolio"), respectively. The Fund may issue an unlimited number of shares. The Fund offers five classes of shares:
Class A, Class B, Class C, Class S and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Effective February 1, 2000, Class B shares will convert to Class A shares as follows:

ORIGINAL PURCHASE                                   CONVERTS TO CLASS A SHARES
-----------------                                   --------------------------
Less than $250,000                                            8 years
$250,000 to less than $500,000                                4 years
$500,000 to less than $1,000,000                              3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus. Effective October 31, 1999, Class S was closed to new investors, as described in the Fund's prospectus.

The Portfolio is a series of the SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 3, 1997. At commencement, Advisor Select Growth & Income Fund contributed $239,175 in securities and other assets to SR&F Growth & Income Portfolio in exchange for beneficial ownership of the Portfolio. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At March 31, 2000, the Fund owned 99.9% of the SR&F Growth & Income Portfolio.

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES

The following summarizes the significant accounting policies of the Fund and Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Interest income includes discount accretion on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

SECURITY VALUATIONS

Securities are valued at, depending on the security involved, the last reported sales price, last bid or asked price, or the mean between last bid and asked price as of the close of the appropriate exchange or other designated time. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security. Securities and other assets for which market quotations are not readily available are valued at fair value as determ ined in good faith by or under the direction of the Board of Trustees.

FUTURES CONTRACTS

During the six months ended March 31, 2000, the Portfolio entered into stock index futures contracts to invest cash pending direct investments in stocks and to enhance its return. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Portfolio seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged. Upon entering into a futures contract, the Portfolio deposits with its custodian cash or securities in an amount sufficient to meet the initial margin requirements. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

DETERMINATION OF CLASS NET ASSET VALUE AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than class specific transfer agent fees and Class A, Class B and Class C service and distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Per share data is calculated using average share outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class A, Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONT.)
--------------------------------------------------------------------------------


FEDERAL INCOME TAXES

No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and makes distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares and pays dividends of any net investment income at least quarterly, and any net realized capital gains annually. Shareholder distributions are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently from generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

NOTE 4. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES

MANAGEMENT AND ADMINISTRATION FEES

The Fund and Portfolio pays monthly management and administrative fees to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, wholly-owned subsidiary of Liberty Financial Companies, Inc. ("Liberty"), for its services as investment Advisor and Administrator. The management fee for the Portfolio is computed at an annual rate of 0.60% of average daily net assets up to $500 million, 0.55% of the next $500 million, and 0.50% thereafter. The administrative fees for the Fund is computed at an annual rate of 0.15% of average daily net assets up to $500 million, 0.125% of the next $500 million, and 0.10% thereafter.

BOOKKEEPING FEE

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $25 annually plus 0.0025% annually of the Fund's average daily net assets over $50 million.

TRANSFER AGENT FEE

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of Liberty, provides shareholder services for a monthly fee equal to 0.236% annually of SRSG&IF's average daily net assets attributable to Class A, Class B, Class C and Class Z shares and receives reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of Liberty, is the Fund's principal underwriter. For the period ended March 31, 2000, the Fund has been advised that the Distributor retained no net underwriting discounts on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $21 and none on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.10% of the average daily net assets attributable to Class A shares and 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class A distribution fee so that it does not exceed 0.05% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER

Certain officers and trustees of the Trust are also officers of the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.

NOTE 5. SHORT-TERM DEBT

To facilitate portfolio liquidity, the Fund and Portfolio maintains borrowing arrangements under which they can borrow against portfolio securities. Neither the Fund nor the Portfolio had borrowings during the six months ended March 31, 2000.

NOTE 6. INVESTMENT TRANSACTIONS

The aggregate cost of purchases and proceeds of sales, other than short-term obligations for the six months ended March 31, 2000 was $16,960 and $56,845, respectively.

Unrealized appreciation (depreciation) at March 31, 2000, based on cost of investments for both financial statement and federal income tax purposes was approximately:

Gross unrealized appreciation                           $176,023
Gross unrealized depreciation                              7,222
                                                        --------
Net unrealized appreciation                             $168,801
                                                        --------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout the period are as follows:


ADVISOR SELECT GROWTH & INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      (UNAUDITED)
                                                                             PERIOD ENDED MARCH 31, 2000 (a)
                                                                  CLASS A          CLASS B       CLASS C       CLASS Z
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $  26.80          $  26.80       $ 26.80       $ 26.80
                                                                --------          --------       -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                           0.06(c)             --            --          0.08
Net realized and unrealized gain on investments                     0.17              0.17          0.16          0.17
                                                                --------          --------       -------       -------
Total from investment operations                                    0.23              0.17          0.16          0.25
                                                                --------          --------       -------       -------

DISTRIBUTIONS
Net investment income                                              (0.01)               --            --         (0.03)
                                                                --------          --------       -------       -------
NET ASSET VALUE, END OF PERIOD                                  $  27.02          $  26.97       $ 26.96       $ 27.02
                                                                --------          --------       -------       -------
Ratio of net expenses to average net assets (d)                     1.33%(c)          2.03%         2.03%         1.03%
Ratio of net investment income to average net assets (d)            0.03%(c)         (0.67)%       (0.67)%        0.33%
Total return (e)                                                    8.16%(f)          7.92%         7.88%         8.25%
Net assets, end of period (000's)                               $ 148             $ 434          $  7          $  1

(a) Class A, Class B, Class C and Class Z shares were initially offered on December 1, 1999. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Net of fees waived by the Distributor which amounted to $0.004 per share and 0.05% (annualized).
(d)  Annualized.
(e)  Not annualized.
(f) If the Distributor had not waived a portion of its fee, total return would have been reduced.


SR&F GROWTH & INCOME PORTFOLIO

------------------------------------------------------------------------------------------------------------------------------------
                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED          YEARS ENDED             PERIOD ENDED
                                                                  MARCH 31,             SEPTEMBER 30,           SEPTEMBER 30,
                                                                    2000             1999           1998          1997(a)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets                        0.62%(b)        0.63%(c)         0.65%        0.65%(b)
Ratio of net investment income to average net assets               0.89%(b)        1.22%(c)         1.44%        2.04%(b)
Portfolio turnover rate                                               5%              7%              11%           7%

(a)  From commencement of operations on February 3, 1997
(b)  Annualized.
(c) During the year ended September 30, 1999, the Portfolio experienced a one-time reduction in its expenses of two basis points as a result of expenses accrued in a prior period. The Portfolio's ratios disclosed above reflects the actual rate at which expenses were incurred throughout the current fiscal year without the reduction.

TRUSTEES & TRANSFER AGENT

--------------------------------------------------------------------------------

TRUSTEES

JOHN A. BACON, JR.
Private Investor

WILLIAM W. BOYD
Chairman and Director, Sterling Plumbing Group, Inc.

LINSDAY COOK
Executive Vice President, Liberty Financial Companies, Inc.

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer, United Airlines

JANET LANGFORD KELLY
Executive Vice Present - Corporate Development, Secretary and General Counsel, Kellogg Co.

CHARLES R. NELSON
Van Voorhis Professor of Political Economy, University of Washington

THOMAS C. THEOBALD
Managing Partner, William Blair Capital Partners


--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Stein Roe Advisor Select Growth & Income Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Stein Roe Advisor Select Growth & Income Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

'

Liberty offers the independent thinking and collective strength of six financial specialists. Our distinguished product line helps financial advisors and their clients build diversified investment portfolios for long-term financial goals.

LIBERTY
--------------------------------------------------------------------------------
     FUNDS

ALL-STAR     Institutional money management approach for individual investors.

COLONIAL     Fixed income and value style equity investing.

CRABBE       A contrarian approach to fixed income and equity investing.
HUSON

NEWPORT      A leader in international investing.

STEIN ROE    Solutions for growth and income investing.
ADVISOR

KEYPORT         A leading provider of innovative annuity products

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching financial goals.

--------------------------------------------------------------------------------
STEIN ROE ADVISOR SELECT GROWTH & INCOME FUND       SEMIANNUAL REPORT
--------------------------------------------------------------------------------

[LIBERTY FUNDS LOGO]                                                    -----------------
                                                                            BULK RATE
ALL-STAR * COLONIAL * CRABBE HUSON * NEWPORT * STEIN ROE ADVISOR           U.S. POSTAGE
                                                                               PAID
                                                                          HOLLISTON, MA
     Liberty Funds Distributor, Inc. (c) 2000                             PERMIT NO. 20
     One Financial Center, Boston, MA 02111-2621, 1-800-426-3750        -----------------
     www.libertyfunds.com